UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-07326

                                     Gabelli Investor Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                     Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                     Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli ABC Fund
First Quarter Report — March 31, 2017
(Y)our Portfolio Management Team

Mario J. Gabelli, CFA	Ryan N. Kahn, CFA	Gian Maria Magrini, CFA	Geoffrey P. Astle
Chief Investment Officer	Analyst	Analyst	Analyst
	Mr. Kahn is a graduate of Babson College.	Mr. Magrini is a graduate of Fordham University.	Mr. Astle is a graduate of Fairfield University.

“Give a man a fish and you feed him for a day.

Teach him how to arbitrage and you feed him forever.”

— Warren Buffett

To Our Shareholders,

For the quarter ended March 31, 2017, the net asset value (“NAV”) per Class AAA Share of The Gabelli ABC Fund increased 0.6% compared with an increase of 1.3% for the Standard & Poor’s (“S&P”) Long-Only Merger Arbitrage Index. The performance of the Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index for the period was 0.1%. See page 2 for additional performance information.

Enclosed is the schedule of investments as of March 31, 2017.

Comparative Results

Average Annual Returns through March 31, 2017 (a) (Unaudited)						Since
	Quarter	1 Year	5 Year	10 Year	15 Year	Inception (5/14/93)
AAA Shares (GABCX)	0.59%	2.88%	2.81%	3.13%	3.82%	5.76%
Advisor Shares (GADVX)	0.60	2.75	2.56	2.88	3.65	5.66
S&P Long-Only Merger Arbitrage Index	1.33	1.87	3.85	N/A(b)	N/A(b)	N/A(b)
Lipper U.S. Treasury Money Market Fund Average	0.04	0.08	0.02	0.46	0.96	2.21(c)
Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index	0.10	0.36	0.14	0.69	1.24	2.65
S&P 500 Index	6.07	17.17	13.30	7.51	7.09	9.43(c)

In the current prospectuses dated April 28, 2017, the expense ratios for Class AAA and the Advisor Class Shares are 0.60% and 0.85%, respectively. The Fund does not have a sales charge.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC, the Adviser, not reimbursed certain expenses of the Fund for periods prior to December 31, 2007. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The S&P Long-Only Merger Arbitrage Index is comprised of a maximum of 40 large and liquid stocks that are active targets in pending merger deals. The Lipper U.S. Treasury Money Market Fund Average reflects the average performance of mutual funds classified in this particular category. The Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into the outstanding Treasury Bill that matures closest to, but not beyond three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the rebalancing (month end) date. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested except for the Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index. You cannot invest directly in an index. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of the Advisor Class Shares on May 1, 2007. The actual performance of the Advisor Class Shares would have been lower due to the additional expenses associated with this class of shares.

(b)	S&P Long-Only Merger Arbitrage Index inception date is January 17, 2008.
(c)	Lipper U.S. Treasury Money Market Fund Average and the S&P 500 Index since inception performance returns are as of April 30, 1993.

The Gabelli ABC Fund

Schedule of Investments — March 31, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 36.7%
	Aerospace — 0.1%
1,000	B/E Aerospace Inc.	$64,110
30,000	KLX Inc.†	1,341,000

		1,405,110

	Automotive: Parts and Accessories — 0.3%
3,800	Adient plc	276,146
413,000	Federal-Mogul Holdings Corp.†	4,130,000
3,600	Mobileye NV†	221,040

		4,627,186

	Aviation: Parts and Services — 0.1%
65,000	Arconic Inc.	1,712,100

	Broadcasting — 0.0%
8,000	Cogeco Inc.	358,296
15,000	MSG Networks Inc., Cl. A†	350,250

		708,546

	Building and Construction — 2.3%
12,000	Headwaters Inc.†	281,760
38,000	Johnson Controls International plc	1,600,560
705,000	Lennar Corp., Cl. B	29,469,000
48,000	Norbord Inc., Toronto	1,366,169

		32,717,489

	Business Services — 0.5%
18,000	Blackhawk Network Holdings Inc.†	730,800
100,000	Diebold Nixdorf Inc.	3,070,000
52,628	exactEarth Ltd.†	55,404
50,059	Global Sources Ltd.†	412,987
20,000	GrainCorp Ltd., Cl. A	138,895
5,001	LSC Communications Inc.	125,813
64,000	RDM Corp.	261,804
22,033	RR Donnelley & Sons Co.	266,820
633,500	TIO Networks Corp.†	1,567,256

		6,629,779

	Cable and Satellite — 1.2%
1,000	AMC Networks Inc., Cl. A†	58,680
13,000	Charter Communications Inc., Cl. A†	4,255,160
55,000	Liberty Global plc, Cl. A†	1,972,850
105,000	Liberty Global plc, Cl. C†	3,679,200
8,020	Liberty Global plc LiLAC, Cl. A†	178,365
18,076	Liberty Global plc LiLAC, Cl. C†	416,471
620,000	Sky plc	7,581,532

		18,142,258

	Computer Hardware — 1.3%
1,035,000	Brocade Communications Systems Inc.	12,916,800
504,107	Nimble Storage Inc.†	6,301,337

		19,218,137

Shares		Market Value
	Computer Software and Services — 0.2%
165,000	Covisint Corp.†	$338,250
68,800	DH Corp.	1,305,795
100,000	Digi International Inc.†	1,190,000
17,037	Donnelley Financial Solutions, Inc.†	328,644
5,000	Halogen Software Inc.†	46,735
52,000	iGO Inc.†	150,020
5,000	InterXion Holding NV†	197,800
2,000	Yahoo! Inc.†	92,820

		3,650,064

	Consumer Products — 0.1%
70,000	Avon Products Inc.†	308,000
22,000	Bang & Olufsen A/S†	304,434
19,000	Edgewell Personal Care Co.†	1,389,660

		2,002,094

	Consumer Services — 0.0%
300,000	Corinthian Colleges Inc.†	300
1,000	Liberty Interactive Corp. QVC Group, Cl. A†	20,020

		20,320

	Diversified Industrial — 0.3%
5,000	Fortune Brands Home & Security Inc.	304,250
150,000	Haldex AB	1,996,228
10,000	Handy & Harman Ltd.†	272,000
30,000	Katy Industries Inc.†	5,700
40,000	Myers Industries Inc.	634,000
10,400	SLM Solutions Group AG†	413,280
17,000	Wartsila OYJ Abp	909,503

		4,534,961

	Electronics — 0.8%
290,600	Axis Communications AB	11,026,432

	Energy and Utilities — 3.4%
64,800	Alerion Cleanpower SpA	203,239
920,000	Alvopetro Energy Ltd., Toronto†	138,361
25,000	Anadarko Petroleum Corp.	1,550,000
11,500	Apache Corp.	590,985
40,000	Avangrid Inc.	1,709,600
17,500	Clayton Williams Energy Inc.†	2,311,400
5,000	Delta Natural Gas Co. Inc.	151,750
20,000	Endesa SA	470,033
1,000	Etablissements Maurel et Prom†	3,552
36,000	EXCO Resources Inc.†	22,316
44,000	Gas Natural Inc.	558,800
500,000	Gulf Coast Ultra Deep Royalty Trust†	50,050
4,500	Hess Corp.	216,945
15,000	Interoil Contingent Resource Payment†	62,700
100,000	Midcoast Energy Partners LP	805,000
60,000	National Fuel Gas Co.	3,577,200
42,000	Noble Energy Inc.	1,442,280
130,000	Severn Trent plc	3,879,722

See accompanying notes to schedule of investments.

The Gabelli ABC Fund

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
10,000	TerraForm Global Inc., Cl. A	$48,000
450,000	Weatherford International plc†	2,992,500
514,000	Westar Energy Inc.	27,894,780
70,000	WesternZagros Resources Ltd.†	7,632
400	WGL Holdings Inc.	33,012

		48,719,857

	Entertainment — 0.6%
13,000	Discovery Communications Inc., Cl. A†	378,170
13,000	Discovery Communications Inc., Cl. C†	368,030
1,131,775	Euro Disney SCA†	2,414,762
1,500	Scripps Networks Interactive Inc., Cl. A	117,555
2,000	The Madison Square Garden Co, Cl. A†	399,420
52,000	Time Warner Inc.	5,080,920

		8,758,857

	Equipment and Supplies — 0.1%
105,000	Multi Packaging Solutions International Ltd.†	1,884,750

	Financial Services — 1.9%
70,000	Alimco Financial Corp.†	61,600
72,000	AllianceBernstein Holding LP	1,645,200
38,000	Allied World Assurance Co. Holdings AG	2,017,800
355,000	Astoria Financial Corp.	7,281,050
30,000	CoBiz Financial Inc.	504,000
516,300	Delta Lloyd NV	2,942,323
5,000	EverBank Financial Corp.	97,400
4,500	FBR & Co.	81,225
1,017,200	Fortress Investment Group LLC, Cl. A	8,086,740
16,000	H&R Block Inc.	372,000
40,000	Kinnevik AB, Cl. A	1,192,771
60,000	KKR & Co. LP	1,093,800
1,000	MasterCard Inc., Cl. A	112,470
8,000	MoneyGram International Inc.†	134,480
47,000	Navient Corp.	693,720
32,500	Nordnet AB, Cl. B	137,825
10,000	Oritani Financial Corp.	170,000
100	Patriot National Inc.†	282
5,500	PrivateBancorp Inc.	326,535
2,200	Topdanmark A/S†	55,776
18,000	Waddell & Reed Financial Inc., Cl. A	306,000
238,000	Wright Investors’ Service Holdings Inc.†	154,938

		27,467,935

	Food and Beverage — 3.4%
5,544,978	Parmalat SpA	18,136,617
5,000	Pernod Ricard SA	591,542
5,600,000	Premier Foods plc†	3,087,139
24,000	Remy Cointreau SA	2,349,613
9,718	Snyder’s-Lance Inc.	391,733
2,000	The Hershey Co.	218,500

Shares		Market Value
430,000	The WhiteWave Foods Co.†	$24,144,500

		48,919,644

	Health Care — 6.3%
8,000	AbbVie Inc.	521,280
155,000	Actelion Ltd.	43,746,318
70,000	Air Methods Corp.†	3,010,000
80,000	Alere Inc.†	3,178,400
18,000	Allergan plc	4,300,560
92,000	AstraZeneca plc, ADR	2,864,880
800	Bio-Rad Laboratories Inc., Cl. A†	159,472
38,000	Celesio AG	1,042,651
10,500	Cigna Corp.	1,538,145
65,000	Constellation Healthcare Technologies, Inc.†	175,907
15,000	Depomed Inc.†	188,250
8,000	Endo International plc†	89,280
2,500	Humana Inc.	515,350
2,000	ICU Medical Inc.†	305,400
400	Illumina Inc.†	68,256
1,800	Incyte Corp.†	240,606
3,000	Mead Johnson Nutrition Co.	267,240
5,000	Mylan NV†	194,950
433,000	Myrexis Inc.†	33,774
3,500	Perrigo Co. plc	232,365
311,941	Universal American Corp.†	3,110,052
200,000	VCA Inc.†	18,300,000
112,000	Zeltiq Aesthetics Inc.†	6,228,320
5,000	Zimmer Biomet Holdings Inc.	610,550

		90,922,006

	Hotels and Gaming — 0.2%
30,000	Belmond Ltd., Cl. A†	363,000
500	Churchill Downs Inc.	79,425
20,000	Eldorado Resorts Inc.†	378,500
25,000	Ryman Hospitality Properties Inc.	1,545,750

		2,366,675

	Machinery — 0.4%
33,000	Astec Industries Inc.	2,029,335
140,000	CNH Industrial NV	1,349,600
45,000	CNH Industrial NV, Borsa Italiana	433,975
45,000	Xylem Inc.	2,259,900

		6,072,810

	Metals and Mining — 1.7%
24,000	Alamos Gold Inc., Cl. A	192,720
8,000	Alcoa Corp.	275,200
44,000	Ampco-Pittsburgh Corp.	618,200
200,000	Freeport-McMoRan Inc.†	2,672,000
610,042	Joy Global Inc.	17,233,687
42,000	Newmont Mining Corp.	1,384,320
12,000	Pan American Silver Corp.	210,069
10,500	Vulcan Materials Co.	1,265,040

See accompanying notes to schedule of investments.

The Gabelli ABC Fund

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Metals and Mining (Continued)
85,000	Whiting Petroleum Corp.†	$804,100

		24,655,336

	Publishing — 0.3%
5,000	Meredith Corp.	323,000
14,000	Telegraaf Media Groep NV	92,479
135,000	The E.W. Scripps Co., Cl. A†	3,164,400
6,000	tronc Inc.†	83,520

		3,663,399

	Real Estate Investment Trusts — 0.3%
500	American Tower Corp.	60,770
15,700	Brookfield Canada Office Properties	368,933
200,000	Milestone Apartments Real Estate Investment Trust	3,245,479

		3,675,182

	Retail — 2.7%
116,000	Cabela’s Inc.†	6,160,760
539,100	CST Brands Inc.	25,925,319
22,000	Macy’s Inc.	652,080
1,650,000	Rite Aid Corp.†	7,012,500

		39,750,659

	Semiconductors — 1.7%
129,400	AIXTRON SE†	480,808
276,965	Exar Corp.†	3,603,315
128,000	GigPeak Inc.†	394,240
1,000,000	InvenSense Inc.†	12,630,000
2,000	MoSys Inc.†	4,180
77,000	NXP Semiconductors NV†	7,969,500

		25,082,043

	Specialty Chemicals — 3.3%
5,000	Akzo Nobel NV	414,613
200,000	Chemtura Corp.†	6,680,000
16,000	International Flavors & Fragrances Inc.	2,120,480
6,600	Linde AG	1,099,085
15,500	Monsanto Co.	1,754,600
50,000	SGL Carbon SE†	508,865
44,000	Syngenta AG, ADR	3,894,000
287,000	The Valspar Corp.	31,839,780

		48,311,423

	Telecommunications — 2.7%
300,000	Asia Satellite Telecommunications Holdings Ltd.†	370,199
16,000	Harris Corp.	1,780,320
398,870	Ixia†	7,837,795
130,000	Koninklijke KPN NV	391,506
260,000	Level 3 Communications Inc.†	14,877,200
14,000	Lumos Networks Corp.†	247,800

Shares		Market Value
52,000	NeuStar Inc., Cl. A†	$1,723,800
100,000	Pharol SGPS SA	40,112
620,000	Sprint Corp.†	5,381,600
108,000	Telenet Group Holding NV†	6,423,222

		39,073,554

	Transportation — 0.0%
2,500	XPO Logistics Europe SA†	534,202

	Wireless Communications — 0.5%
14,000	Blackberry Ltd.†	108,500
106,500	Millicom International Cellular SA, SDR	5,939,084
7,500	T-Mobile US Inc.†	484,425
13,000	United States Cellular Corp.†	485,290

		7,017,299

	TOTAL COMMON STOCKS	533,270,107

	PREFERRED STOCKS — 0.0%
	Financial Services — 0.0%
9,968	Steel Partners Holdings LP, 6.000%, 02/07/26	221,788

	Telecommunications — 0.0%
3,000	Cincinnati Bell Inc., 6.750%, Ser. B	148,560

	TOTAL PREFERRED STOCKS	370,348

	RIGHTS — 0.2%
	Entertainment — 0.0%
201,000	Media General Inc., expire 12/31/17†	343,710

	Health Care — 0.1%
110,600	Adolor Corp., CPR, expire 07/01/19†	57,512
187,969	Ambit Biosciences Corp., CVR†	112,781
135,000	American Medical Alert Corp., CPR†	1,350
54,000	Chelsea Therapeutics International Ltd., CVR†	5,940
5,000	Community Health Systems Inc., CVR†	43
50,000	Durata Therapeutics Inc., CVR, expire 12/31/20†	0
795,000	Dyax Corp., CVR, expire 12/31/19†	882,450
100	Omthera Pharmaceuticals Inc., expire 12/31/20†	60
400,000	Sanofi, CVR, expire 12/31/20†	180,000
739,500	Synergetics USA Inc., CVR†	73,950
825,000	Teva Pharmaceutical Industries Ltd., CCCP, expire 02/20/23†	0
12,000	Tobira Therapeutics Inc.†	164,880

		1,478,966

	Retail — 0.1%
950,000	Safeway Casa Ley, CVR, expire 01/30/19†	361,000
950,000	Safeway PDC, CVR, expire 01/30/18†	19,000

		380,000

	TOTAL RIGHTS	2,202,676

See accompanying notes to schedule of investments.

The Gabelli ABC Fund

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Market Value
	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
32,000	Kinder Morgan Inc., expire 05/25/17†	$77

	Metals and Mining — 0.0%
2,550	HudBay Minerals Inc., expire 07/20/18†	1,016

	TOTAL WARRANTS	1,093

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.0%
	Building and Construction — 0.0%
$ 525,000	Layne Christensen Co., 4.250%, 11/15/18	465,281

	Energy and Utilities — 0.0%
800,000	Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/18†	0

	TOTAL CONVERTIBLE CORPORATE BONDS	465,281

	U.S. GOVERNMENT OBLIGATIONS — 63.1%
917,311,000	U.S. Treasury Bills,
	0.471% to 0.914%††,
	04/06/17 to 03/01/18(a)	915,559,415

	TOTAL INVESTMENTS — 100.0% (Cost $1,434,554,664)	$1,451,868,920

	Aggregate tax cost	$1,437,606,650

	Gross unrealized appreciation	$37,234,176
	Gross unrealized depreciation	(22,971,906)

	Net unrealized appreciation/depreciation	$14,262,270

Shares
	SECURITIES SOLD SHORT — (2.2)%
	Building and Construction — (2.2)%
610,000	Lennar Corp., Cl. A	$31,225,900

	Financial Services — (0.0)%
2,297	Canadian Imperial Bank of Commerce	198,024

	TOTAL SECURITIES SOLD SHORT(b) (Proceeds received $27,335,817)	$31,423,924

			Market Value

	Aggregate proceeds		$(27,335,817)

	Gross unrealized appreciation		—
	Gross unrealized depreciation		$(4,088,107)

	Net unrealized appreciation/depreciation		$(4,088,107)

Principal Amount		Settlement Date	Unrealized Appreciation/ Depreciation
	FORWARD FOREIGN EXCHANGE CONTRACTS (c) — 0.0%
14,000,000(d)	Deliver British Pounds in exchange for United States Dollars 17,409,560	04/28/17	$(142,496)
34,500,000(e)	Deliver Euro Currency in exchange for United States Dollars 37,169,265	04/28/17	318,322

	TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS		$175,826

Notional Amount		Termination Date	Unrealized Depreciation
	EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENTS (f) — 0.0%
$ 944,203	Premier Foods plc	03/29/18	$(12,549)

(1,690,000 Shares)

(a)

At March 31, 2017, $98,300,000 of the principal amount was reserved and/or pledged with the custodian for securities sold short, equity contract for difference swap agreements, and forward foreign exchange contracts.

(b)	At March 31, 2017, these proceeds were being held at Pershing LLC.
(c)	At March 31, 2017, the Fund had entered into forward foreign exchange contracts with State Street Bank and Trust Co.
(d)	Principal amount denoted in British Pounds.
(e)	Principal amount denoted in Euros.
(f)	At March 31, 2017, the Fund had entered into an equity contract for difference swap agreement with The Goldman Sachs Group, Inc.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CCCP	Contingent Cash Consideration Payment
CPR	Contingent Payment Right
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

The Gabelli ABC Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a Pricing Service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli ABC Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Automotive: Parts and Accessories	$ 497,186	—	$4,130,000	$ 4,627,186
Computer Software and Services	3,500,044	$ 150,020	—	3,650,064
Consumer Services	20,020	—	300	20,320
Diversified Industrial	4,529,261	5,700	—	4,534,961
Energy and Utilities	48,657,157	—	62,700	48,719,857
Financial Services	27,330,110	—	137,825	27,467,935
Health Care	90,746,099	—	175,907	90,922,006
Other Industries (a)	353,327,778	—	—	353,327,778

Total Common Stocks	528,607,655	155,720	4,506,732	533,270,107

Preferred Stocks (a)	370,348	—	—	370,348
Rights (a)	180,043	380,000	1,642,633	2,202,676
Warrants (a)	1,093	—	—	1,093
Convertible Corporate Bonds (a)	—	465,281	0	465,281
U.S. Government Obligations	—	915,559,415	—	915,559,415

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$529,159,139	$916,560,416	$6,149,365	$1,451,868,920

LIABILITIES (Market Value):
Securities Sold Short (a)	$ (31,423,924)	—	—	$ (31,423,924)

TOTAL INVESTMENTS IN SECURITIES - LIABILITIES	$ (31,423,924)	—	—	$ (31,423,924)

OTHER FINANCIAL INSTRUMENTS:*
ASSETS (Unrealized Appreciation):
FORWARD CURRENCY EXCHANGE CONTRACTS
Forward Foreign Exchange Contracts	—	$ 318,322	—	$ 318,322
LIABILITIES (Unrealized Depreciation):
EQUITY CONTRACTS
Contract for Difference Swap Agreements	—	(12,549)	—	(12,549)

FORWARD CURRENCY EXCHANGE CONTRACTS
Forward Foreign Exchange Contracts	—	(142,496)	—	(142,496)

TOTAL OTHER FINANCIAL INSTRUMENTS:	—	$ 163,277	—	$ 163,277

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/depreciation of the instrument.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities.

The Gabelli ABC Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2017, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities

The Gabelli ABC Fund

Notes to Schedule of Investments (Unaudited) (Continued)

at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

The Fund has entered into equity contract for difference swap agreements with The Goldman Sachs Group, Inc. Details of the swaps at March 31, 2017 are reflected within the Schedule of Investments and further details are as follows:

Notional Amount	Equity Security Received	Interest Rate/ Equity Security Paid	Termination Date	Net Unrealized Depreciation
	Market Value Appreciation on:	One month LIBOR plus 90 bps plus Market Value Depreciation on:

$944,203 (1,690,000 Shares)	Premier Foods plc	Premier Foods plc	03/29/18	$(12,549)

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Forward foreign exchange contracts at March 31, 2017 are reflected within the Schedule of Investments.

The following table summarizes the net unrealized appreciation/(depreciation) of derivatives held at March 31, 2017 by primary risk exposure:

Asset Derivatives:	Net Unrealized Appreciation/ (Depreciation)

Forward Foreign Exchange Contracts	$ 318,322

Liability Derivatives:

Equity Contract for Difference Swap Agreements	$ (12,549)

Forward Foreign Exchange Contracts	(142,496)

Total	$(155,045)

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between

The Gabelli ABC Fund

Notes to Schedule of Investments (Unaudited) (Continued)

the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short and details of collateral at March 31, 2017 are reflected within the Schedule of Investments.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2017 the Fund held no restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI ABC FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Ryan N. Kahn, CFA, is an analyst dedicated to the Gabelli merger arbitrage portfolios, specifically to our U.S. open and closed-end funds. He joined the team in 2013 after working as a generalist in the research department. Mr. Kahn earned a Bachelor of Science in Business Management from Babson College.

Gian Maria Magrini, CFA, is an analyst dedicated to the Gabelli merger arbitrage portfolios, specifically to our U.S. open and closed-end funds. He joined the team in 2013 after serving various roles in the Firm’s operations and research departments. Mr. Magrini earned a B.S. in Finance from Fordham University.

Geoffrey P. Astle is involved in the analytics and foreign and domestic trading for the Gabelli merger arbitrage portfolios, specific to our U.S. mutual funds. He has been associated in this capacity since 2007. Mr. Astle earned a Bachelor of Science in both Finance and Marketing from Fairfield University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI ABC FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and Chief

Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice President

and Chief Financial Officer,

KeySpan Corp.

Mary E. Hauck

Former Senior Portfolio

Manager,

Gabelli-O’Connor Fixed

Income Mutual Fund

Management Co.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

OFFICERS

Bruce N. Alpert

President

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

John C. Ball

Treasurer

Richard J. Walz

Chief Compliance

Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli ABC Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB408Q117QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Investor Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/24/2017

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	5/12/2017

* Print the name and title of each signing officer under his or her signature.